GAMCO International Growth Fund, Inc.

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	CONSUMER DISCRETIONARY — 20.0%
500	adidas AG	$155,673
3,000	ASX Ltd.	164,155
1,800	Christian Dior SE	851,864
7,150	Cie Financiere Richemont SA	524,546
700	Fast Retailing Co. Ltd.	415,695
10,000	GVC Holdings plc	91,404
725	Hermes International	500,997
135,000	NagaCorp. Ltd.	211,172
3,150	Naspers Ltd., Cl. N	477,346
3,150	Prosus NV†	231,236
1,000	Shimano Inc.	150,566
5,600	Sony Corp.	328,723

		4,103,377

	CONSUMER STAPLES - FOOD, BEVERAGE, AND TOBACCO — 18.7%
6,200	Associated British Foods plc	175,562
5,750	British American Tobacco plc	212,626
5,500	Danone SA	484,495
17,000	Diageo plc	696,672
5,000	Heineken NV	540,399
4,000	Kameda Seika Co. Ltd.	175,907
1,000	Kobe Bussan Co. Ltd.	48,462
8,600	Nestlé SA	933,027
3,300	Pernod Ricard SA	587,725

		3,854,875

	HEALTH CARE — 16.4%
1,450	Alcon Inc.†	84,555
5,500	AstraZeneca plc	491,024
2,600	Coloplast A/S, Cl. B	313,141
1,500	EssilorLuxottica SA	216,220
10,000	GlaxoSmithKline plc	214,506
7,250	Novartis AG	628,641
6,000	Novo Nordisk A/S, Cl. B	308,455
2,200	Roche Holding AG, Genusschein	640,238
19,400	Smith & Nephew plc	467,283

		3,364,063

	INDUSTRIALS — 12.9%
1,150	Airbus SE	149,411
10,000	Epiroc AB, Cl. B	103,311
2,400	FANUC Corp.	451,477
2,500	IHS Markit Ltd.†	167,200
9,600	Jardine Matheson Holdings Ltd.	513,600
11,000	Komatsu Ltd.	251,792
1,800	Nidec Corp.	241,720
6,000	Park24 Co. Ltd.	139,172
1,500	SMC Corp.	639,538

		2,657,221

Shares		Market Value
	MATERIALS — 8.6%
7,000	Agnico Eagle Mines Ltd.	$375,270
2,017	Air Liquide SA	287,116
24,512	Barrick Gold Corp.	424,793
3,000	Chr. Hansen Holding A/S	254,630
8,125	Rio Tinto plc	420,481

		1,762,290

	CONSUMER STAPLES - HOUSEHOLD AND PERSONAL PRODUCTS — 8.4%
2,300	Henkel AG & Co. KGaA	210,579
2,300	L’Oreal SA	644,021
1,300	Reckitt Benckiser Group plc	101,403
6,000	Shiseido Co. Ltd.	478,835
5,000	Unilever NV	300,555

		1,735,393

	INFORMATION TECHNOLOGY — 7.4%
1,640	Keyence Corp.	1,014,714
6,800	Murata Manufacturing Co. Ltd.	326,086
15,000	The Sage Group plc	127,516
4,000	Topcon Corp.	53,013

		1,521,329

	FINANCIALS — 5.8%
30,000	AIA Group Ltd.	283,438
4,000	Burford Capital Ltd.	40,526
8,000	Investor AB, Cl. B	390,977
10,000	Kinnevik AB, Cl. B	263,002
11,700	Prudential plc	212,188

		1,190,131

	COMMUNICATION SERVICES — 1.4%
2,500	Millicom International Cellular SA, SDR	121,292
3,976	Nordic Entertainment Group AB, Cl. B	94,028
1,000	Ubisoft Entertainment SA†	72,308

		287,628

	ENERGY — 0.4%
2,500	Schlumberger Ltd.	85,425

	TOTAL COMMON STOCKS	20,561,732

	TOTAL INVESTMENTS — 100.0%
	(Cost $13,020,110)	$20,561,732

†	Non-income producing security.
SDR	Swedish Depositary Receipt

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GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
Europe	64.6%	$13,270,307
Japan	22.9	4,715,701
Asia/Pacific	4.7	961,192
North America	4.5	926,014
South Africa	2.3	477,346
Latin America	1.0	211,172

	100.0%	$20,561,732

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